Borrowings - Schedule of Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	$ 1,718,974	$ 1,249,590
Credit Facility & Term Loan II
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	284,400	159,000
Term Loan I
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	86,277	101,706
Term Loan II
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	83,851	0
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	76,821	94,517
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	98,273	119,519
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	0	250,158
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	74,064	92,345
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	0	274,061
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	240,150	158,284
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	593,653	0
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	73,897	0
Other miscellaneous borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, fairvalue	$ 107,588	$ 0